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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration
High Yield Credit Fund

SEMI-ANNUAL REPORT
February 28, 2022

(Unaudited)

F/m FUNDS
Letter to Shareholders
March 31, 2022

“A Golden Bridge”

Dating back to the 5th century BC, the renowned Chinese military treatise “The Art of War” has influenced Eastern and Western leaders for hundreds of years. Attributed to the Chinese military strategist, general, writer, and philosopher Sun Tzu, the thirteen chapters focus on various strategies and preparation well beyond the physical battle. The lessons focus on the essentials for victory, including knowing one’s strengths and weaknesses and utilizing deception against the opponent. Faced with the war in Ukraine and surging inflation, these two major battles dominating headlines can be analyzed through Sun Tzu’s approach to provide insights into the potential for success.

The strategist Sun Tzu would certainly find numerous errors in Russia’s offensive in Ukraine. Although the methodical buildup of Russian forces along the Ukrainian border was downplayed by many analysts, there was little deception in Putin’s plan as he launched a full-scale invasion into Ukraine in late February. However, expecting it to be quick work, Putin and Russia greatly underestimated its foe. Though significantly outgunned, the resilient Ukrainian forces have surprised most military pundits as they prove to be a spirited foe. Sun Tzu, in fact, posited that the army that is animated by the same spirit throughout its ranks will have a great advantage. In this respect, it is evident that Russia lacks what Ukraine has in abundance. Putin and Russia now face a prolonged war, with the scorn and sanctions from the West, as well as growing casualties and political uncertainty.

In Ukraine, human tragedies will continue to be uncovered as numerous towns face Russian aggression, often cutting off residents from necessary supplies. While the US and European Union have provided weapons and ammunition, the decision to avoid employing our armed forces and to instead attempt to inflict economic pain on Russia will likely prolong the war. In addition to the countless atrocities, the Russia-Ukraine crisis has had an economic impact that includes intensifying the commodity price pressures. Between Russia and Ukraine, supplies of wheat, oil, natural gas, coal, and aluminum could worsen and stoke additional inflationary concerns. Furthermore, the financial sanctions, including the removal of Russian banks from the SWIFT messaging system and the freezing of Russian central bank assets may hasten the eventual demise of the US dollar as the world’s reserve currency.

Also underestimating its opponent, the Federal Reserve (the “Fed”) is now scrambling to rectify a major policy error. With inflation remaining stubbornly high, at levels not seen for four decades, the threat that this opponent is digging in its heels and planning to stay a while has alarmed policy makers and investors. In prior communiques, it has been stressed that the Fed has been “playing with fire” as it altered its two primary mandates and allowed the domestic economy to run hot. As the Fed broadened its full employment target to become more inclusive, it maintained emergency monetary policy, namely zero interest rates and massive QE, far longer than necessary. In addition, as we have argued ad nauseam, the dangerous decision to update its inflation target to an “average” 2% rate, as opposed to a ceiling, in essence allowing inflation to run hot, is now causing significant stress throughout the economy and will likely result in a recession within the next year or so.

Initially, Fed Chair Powell did worse than underestimating the threat of inflation. Powell and his minions vociferously argued that their opponent didn’t even exist. They postulated that prices were merely “transitory” and would quickly fade back to 2% as soon as supply chain issues alleviated. The realization that the Fed had badly misjudged the inflationary outlook came far too late, forcing an abrupt hawkish pivot. The rhetoric has grown in frequency and intensity, despite only one 25 basis point hike has been enacted to date. Confusingly, while the Fed was touting its newfound inflation resolve, it continued to purchase US Treasuries and mortgage-backed securities as it slowly ended its quantitative easing program. The inability to identify its opponent initially, and then ramping up its tough talk while still in monetary ease mode, only complicated the Fed’s battle with rampant inflation.

Already having hit a 40-year high, inflation established a new multi-decade pinnacle in March as CPI climbed to 8.5%. While energy and food prices contributed meaningfully to this jump, core CPI also increased to 6.5%, proving the widespread nature of the price problem. Supply-chain issues have certainly contributed, with the lockdowns in China promising to further prolong the strains plaguing certain commodities and industries. Many expect that inflation is near its peak, at least its core components, based in part upon the Fed’s resolve to tighten monetary conditions and force aggregate demand lower. While elevated used car prices finally fell in the latest report, helping to bring down March’s core CPI reading below expectations, the housing contribution to CPI remains considerably understated. Although rents have increased approximately 17% over the past year, and home prices gained 19%, the annualized increased in shelter, which is the largest component of CPI with a one-third weighting, is merely 5%. Thus, as certain inputs drop from unsustainably high levels, housing is likely to continue to put upward pressure on price indices. In addition, the war in Ukraine will place strain on wheat and fertilizer production, further exacerbating food shortages and price increases.

During the first quarter, the Fed finally adopted a sense of urgency, with numerous FOMC members and Fed presidents advocating faster and more frequent rate hikes, as well as sizeable contraction of the Fed’s massive bond holdings. By the end of the quarter, Fed fund futures had built in nearly 9 additional rate hikes through February 2023, bringing the rate to 2.5%. With the new look Fed likely to hike by 50 basis points in both May and June, plus the impact from commencement of balance sheet reduction, financial conditions will be tightening rapidly in the months ahead.

Having reached $9 trillion, the Fed balance sheet growth has correlated quite closely with the ascent of the S&P 500 and has certainly been supportive of most asset classes since the Great Financial Crisis. In fact, its lone attempt to reduce its bond holdings in 2017 sparked issues in the bond market, most notably in the essential short-term funding markets. In this upcoming version, the larger $95 billion monthly pace and the concurrent hastened pace of rate hikes will prove challenging for the bond market to digest. Heavy Treasury issuance coupled with not only the removal of the largest buyer, but also an active seller of its cache, will put additional upward pressure on benchmark government yields.

As the Fed ramped up its battle against inflation, the 2-year US Treasury yield, typically most sensitive to the ebbs and flows of Fed policy, swelled by 160 basis points, ending the quarter at 2.34%. Longer rates rose dramatically, too, but not to the degree of that of the 2-year yield. Thus, the flatter yield curve developed into a more prominent story as the period unfolded. Yield curve inversions began popping up along the curve, with the yield on 20-year yield topping the 30-year, the 3-year above the 5-year, and the 7-year and 5-year exceeding that of the 10-year. While important indicators of future economic growth, most investors consider the bellwether yield curve gauge to be that of the 2-year to 10-year spread. Ending last year at 78 basis points, the 2-10 year spread was virtually zero by the end of March. A prolonged inversion on this part of the curve has been a precursor to recession, this turn of events has caused considerable concern among strategists and investors.

The Fed’s miscalculations on its ability to maintain its excessively accommodative monetary policy, ignoring the growing threat of inflation, and now the speed and severity of its monetary tightening have greatly reduced the probability of a soft landing. The question becomes the timing and depth of the upcoming economic downturn. Already, higher rates have pushed up 30-year mortgage rates by more than 2%, from approximately 3% to nearly 5% at the end of the quarter. The impact on monthly payments has been dramatic, worsening the affordability problem that has plagued many prospective buyers following the impressive gains in housing prices. Understandably, mortgage activity has slowed, as has housing traffic. Price gains will likely moderate, with actual decreases in home prices anticipated in the quarters ahead.

Financial markets have struggled as investors adjust to the end of cheap money, with the previous beneficiaries impacted the most. Speculative stocks and higher risk areas have re-priced meaningfully, while bonds have suffered the worst quarter in decades. Though the S&P 500 held up relatively well, with less than a 5% loss during the quarter, much of it was due to the strong performance of a few large stocks which obscured losses of 20% or more for many speculative and technology shares. The more technology-focused Nasdaq Composite dropped 9% in the period as higher rates negatively impact longer duration assets. Duration, in fact, proved brutal in the bond market and generated the worst losses in decades, with US Treasuries, corporate bonds, and municipals all succumbing to the change in monetary policy. This negative wealth effect from decreasing investment portfolios, combined with higher prices for goods and services, will strain household budgets significantly and reduce aggregate demand. Businesses with pricing power will be able to remain healthier than many, and default rates are expected to remain subdued over the next few quarters.

The primary area of strength has been the employment sector. The unemployment rate continued its descent, falling to 3.6%, nearly back to its pre-pandemic low, and new job gains have been robust. Though job openings are off recent highs, they remain plentiful and continue to enable workers to demand higher compensation. As such, the healthy wage gains that have been enjoyed over the past several quarters are likely to continue and will partially offset heightened inflation.

As we look forward, the two distinct battles will produce economic stress and prolonged uncertainty. An escalation in the Russia-Ukraine war could have a catastrophic outcome, but at the least will exacerbate commodity price pressures and limit worldwide food supplies. Putin has experienced much more difficulty than anticipated. Though negotiations to end the war have been held, Putin must be able to claim victory to maintain his political standing at home. As explained in The Art of War, the opponent must be given a golden bridge to retreat across. Similarly, in the fight against inflation, the Fed must attempt to find a bridge between easy money and restrictive policy that enables the economy to land on the other side without too much damage. Due to the numerous missteps by the Fed, however, this battle has become extremely challenging and the road to victory less probable. As such, financial market volatility will persist, with both stocks and bonds vulnerable to further corrections. With wider spreads, higher yields, and numerous rate hikes built in, bond valuations have become much improved, with risk-reward attributes for shorter maturity securities having become quite attractive.

Barry P. Julien, CFA®

Chief Investment Officer & Portfolio Manager

The Oakhurst Fixed Income Fund (OHFIX)

The robust economic backdrop may have peaked as surging inflation has forced the Fed to adopt much more restrictive monetary policy, including numerous rate hikes and the shrinking of its bloated balance sheet. With food and energy prices already elevated, the war in Ukraine has further pressured these necessities and placed significant strain on household budgets. While the employment sector continues to impress, with plentiful job openings, solid wage gains, and a very low unemployment rate, compensation has not kept pace with the 8.5% increase in CPI. Housing has remained healthy, yet soaring mortgage rates are beginning to have an impact. Though manufacturing and service sectors remain in expansion mode, both are off their highs and companies will face profit challenges in the months ahead. Tighter monetary conditions and the negative wealth effect from struggling financial markets will lead to lower GDP growth in 2022.

With the Fed finally reacting to the inflationary problem, the bond market adjusted quickly to the impending rate hikes and balance sheet sales. Short-term yields skyrocketed, while intermediate and longer maturity bond yields moved up less dramatically. The combination of higher rates and wider spreads proved quite damaging to bond investors, resulting in meaningful losses across all sectors and maturities. Risk reduction and potential profit pressures sparked sizeable losses in corporate bond holdings. While the Fund’s overweight in this sector negatively impacted relative performance, the strategy of maintaining an underweight in U.S. Treasuries and a duration well below that of the index proved beneficial. The speed and size of the increase in mortgage rates limited the typical benefits of MBS during rising rate environments, while ABS held up relatively well. Overall, the Fund generated a net loss of -3.78%, besting the -4.07% decrease in the Bloomberg U.S. Aggregate Bond Index during this semi-annual period. The Fund experienced additional outflows as net assets dropped from $126.2 million to $102.2 million in the period.

The Oakhurst Short Duration Bond Fund (OHSDX)

The focus on attaining a meaningful yield advantage through corporate bonds, MBS, and ABS continued to provide a cushion against the considerable move higher in rates. Although yield spreads moved wider, the additional income buoyed performance and provided healthy cash flows that could be reinvested at the higher prevailing market rates. While maintaining a duration at or slightly above the index proved detrimental, the lack of U.S. Treasuries was an appropriate strategy for this environment. As the ascent of the two-year Treasury yield increased its pace, more than tripling and finishing the quarter at 2.34%, there were few places to hide in short duration assets. The Fund’s holdings of MBS began to lengthen in maturity as mortgage refinancing waned, but the concentration in seasoned premium collateral limited the impact. With the market building in 9 to 10 rate hikes, the improved characteristics in government bonds should enable the Fund to increase its allocation to this sector. During the quarter, the Fund generated a net loss of -1.51%, outperforming the loss of -1.78% for the ICE BofA 1-3 Year U.S. Corporate & Government Index. The loss of one large relationship, as well as steady outflows, caused Fund net assets to fall from $131.1 million to $59.0 million during this timeframe.

The Oakhurst Short Duration High Yield Credit Fund (OHSHX)

The high yield market began the year in difficult fashion, posting its first quarterly loss in eight quarters. Contributing to the sell-off were the fallout from the Russia-Ukraine war, growing economic and inflationary pressures, and the subsequent hawkish stance of the Fed. As a result, portions of the treasury yield curve began to invert, signaling a recessionary environment is potentially on the horizon. Investors reacted swiftly, withdrawing $25.3 billion from the high yield asset class, the largest quarterly outflow on record. The heightened uncertainty also impacted the new issue market, which priced a sparse $46.5 billion of debt. As evidenced by the discrepancy in the performance of the sub-indices, market participants favored selling the more interest rate-sensitive, higher-quality parts of the index over yielder lower-quality securities. In the first quarter, the interest-sensitive BB index declined -5.37%, while the B and CCC indices fell -3.46% and -3.72%, respectively. The funds benchmark, the ICE BofA Merrill Lynch 1-5 Year Cash Pay High Yield Constrained Index, dropped -0.88%during the period, while the Oakhurst Short Duration High Yield Credit Fund generated a net loss of -1.29%. The strongest contributors to the Fund’s performance came from the Finance, Telecommunication, Basic Industry, and Technology verticals, and the largest detractors were found in the Consumer Cyclical and Capital Good sectors. There were modest outflows in the Fund over the period, with net assets ending at $92.2 million from a beginning value of $101.4 million.

OAKHURST FIXED INCOME FUND
Portfolio Information
February 28, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	2.7%
U.S. Treasury Bonds, 2.500%, due 02/15/45	2.3%
U.S. Treasury Bonds, 3.000%, due 05/15/42	2.2%
Federal Farm Credit Bank, 1.150%, due 08/12/30	1.8%
U.S. Treasury Bonds, 5.250%, due 02/15/29	1.8%
GNMA, Series 2020-122-DP, 2.500%, due 07/20/50	1.5%
U.S. Treasury Notes, 1.625%, due 05/15/31	1.5%
U.S. Treasury Notes, 1.625%, due 08/15/29	1.4%
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	1.4%
U.S. Treasury Bonds, 5.250%, due 11/15/28	1.3%

OAKHURST SHORT DURATION BOND FUND
Portfolio Information
February 28, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5, 2.500%, due 01/25/52	2.1%
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I, 2.045%, due 11/20/51	1.9%
Sequoia Mortgage Trust, Series 2003-5-A-1, 0.776%(a), due 09/20/33	1.8%
NSG Holdings, LLC, 144A, 7.750%, due 12/15/25	1.7%
Aegis Asset Backed Securities Trust, Series 2004-4-MI, 1.087%(a), due 10/25/34	1.6%
FHLMC, Series 5103-QG, 0.750%, due 03/25/50	1.6%
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1, 0.703%(a), due 07/19/34	1.6%
FNMA, Series 2019-25-PA, 3.000%, due 05/25/48	1.6%
Structured Asset Investment Loan Trust, Series 2004-8-A4, 1.187%(a), due 09/25/34	1.6%
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1, 3.000%(a), due 12/25/49	1.6%

(a)	Variable rate security.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Portfolio Information
February 28, 2022 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
American Airlines Group Pass-Through Certificates, Series 2014-1-B, 4.375%, due 04/01/24	1.5%
HOA Funding, LLC, 144A, Series 2021-1-B, 7.432%, due 08/20/51	1.3%
New Home Company, Inc. (The), 144A, 7.250%, due 10/15/25	1.3%
U.S. Acute Care Solutions, LLC, 144A, 6.375%, due 03/01/26	1.3%
Ascent Resources Utica Holdings, LLC, 144A, 7.000%, due 11/01/26	1.3%
PowerTeam Services, LLC, 144A, 9.033%, due 12/04/25	1.3%
New Residential Investment Corporation, 144A, 6.250%, due 10/15/25	1.3%
Garda World Security Corporation, 144A, 4.625% due 02/15/27	1.3%
Summer (BC) BidCo B, LLC, 144A, 5.500%, due 10/31/26	1.3%
New Fortress Energy, Inc., 144A, 6.500%, due 09/30/26	1.3%

OAKHURST FIXED INCOME FUND
Schedule of Investments
February 28, 2022 (Unaudited)

U.S. GOVERNMENT &
AGENCIES — 15.9%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 1.8%
Federal Farm Credit Bank	1.150%	08/12/30	$2,000,000	$1,857,019

Small Business Administration — 0.1%
SBA, Series 2009-20-A	5.720%	01/01/29	36,004	38,194

Tennessee Valley Authority — 0.9%
Tennessee Valley Authority, Series G	7.125%	05/01/30	675,000	924,416

U.S. Treasury Bonds — 7.5%
U.S. Treasury Bonds	5.250%	11/15/28	1,057,000	1,287,269
U.S. Treasury Bonds	5.250%	02/15/29	1,457,000	1,784,142
U.S. Treasury Bonds	3.000%	05/15/42	2,000,000	2,235,313
U.S. Treasury Bonds	2.500%	02/15/45	2,313,000	2,381,667
				7,688,391
U.S. Treasury Notes — 5.6%
U.S. Treasury Notes	2.375%	05/15/29	2,697,000	2,798,559
U.S. Treasury Notes	1.625%	08/15/29	1,450,000	1,432,441
U.S. Treasury Notes	1.625%	05/15/31	1,500,000	1,473,809
				5,704,809

Total U.S. Government & Agencies (Cost $17,017,842)				$16,212,829

MUNICIPAL BONDS — 0.3%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond (Cost $260,000)	2.704%	06/01/30	$260,000	$263,700

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

ASSET-BACKED
SECURITIES — 7.8%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$1,409,700	$1,405,933
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (a)	1.387%	11/25/34	148,892	148,391
Countrywide Asset-Backed Certificates, Series 2005-1-AF-5A (b)	5.497%	07/25/35	20,035	20,066
DB Master Finance, LLC, 144A, Series 2021-1-A-2-II	2.493%	11/20/51	1,197,000	1,135,114
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	1,241,225	1,262,785
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	1,007,570
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	744,975	762,847
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	700,000	683,172
Jack in the Box Funding, LLC, 144A, Series 2022-1-A-2-I	3.445%	02/26/52	890,000	880,196
Long Beach Mortgage Loan Trust, Series 2004-4-I-A1 (1*1MO LIBOR + 56) (a)	0.467%	10/25/34	726,683	703,420

Total Asset-Backed Securities (Cost $7,976,928)				$8,009,494

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 4.0%
FHLMC, Series 2515-UP	5.500%	10/15/22	$3,869	$3,908
FHLMC, Series 3827-HA	3.500%	11/15/25	114,468	117,307
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	510,978
FHLMC, Series 2569-LD	5.500%	02/15/33	39,356	43,159
FHLMC, Series 3793-UA	4.000%	06/15/33	44,152	46,488
FHLMC, Pool #C9-1859	3.500%	12/01/35	284,791	297,193
FHLMC, Series 3622-WA	5.500%	09/15/39	228,367	246,989
FHLMC, Series 3843-JA	4.000%	04/15/40	18,007	18,383
FHLMC, Series 3940-PD	2.500%	02/15/41	179,383	181,824
FHLMC, Series 4226-AN	4.000%	04/15/41	56,775	57,572

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 4.0% (Continued)
FHLMC, Series 4077-AP	4.000%	01/15/42	$53,457	$55,139
FHLMC, Series 4183-PA	3.500%	01/15/43	62,586	64,157
FHLMC, Series 4566-CA	3.000%	01/15/43	232,798	235,629
FHLMC, Series 4758-HA	4.000%	06/15/45	91,364	91,752
FHLMC, Series 4753-JA	3.000%	12/15/47	159,926	162,446
FHLMC, Series 4760-A	3.000%	02/15/48	900,766	923,072
FHLMC, Series 4960-PD	2.000%	10/25/49	1,035,846	1,009,116
				4,065,112
Federal National Mortgage Association — 3.7%
FNMA, Series 2005-80-BA	5.000%	04/25/29	28,402	30,804
FNMA, Series 2009-96-DB	4.000%	11/25/29	114,964	120,229
FNMA, Pool #FM5329	2.000%	01/01/31	725,060	720,749
FNMA, Pool #MA1201	3.500%	10/01/32	122,160	127,446
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	692,116	751,992
FNMA, Pool #MA0584	4.500%	10/01/40	13,732	14,240
FNMA, Series 2013-13-MA	4.000%	01/25/43	280,900	301,134
FNMA, Series 2016-49-LA	3.500%	01/25/43	236,885	242,084
FNMA, Series 2014-80-KA	2.000%	03/25/44	308,095	292,350
FNMA, Series 2016-24-HA	3.000%	04/25/44	103,850	103,639
FNMA, Series 2017-22-EC	3.000%	06/25/44	266,145	268,892
FNMA, Series 2016-89-CG	3.000%	04/25/46	158,675	160,057
FNMA, Series 2019-33-N	3.000%	03/25/48	401,383	410,146
FNMA, Series 2018-45-AB	3.000%	06/25/48	295,756	298,988
				3,842,750
Government National Mortgage Association — 8.0%
GNMA, Series 2020-078-CB	5.000%	09/20/34	337,147	356,297
GNMA, Series 2009-104-KA	4.500%	08/16/39	34,104	34,972
GNMA, Series 2017-084-JD	3.000%	05/20/47	52,100	53,223
GNMA, Series 2018-006-JA	2.750%	01/20/48	251,950	257,605
GNMA, Series 2019-061-KU	3.500%	05/20/49	1,099,331	1,104,695
GNMA, Series 2019-099-JC	3.000%	08/20/49	112,954	114,003
GNMA, Series 2019-152-HA	3.500%	08/20/49	283,166	283,408
GNMA, Series 2020-05-NA	3.500%	12/20/49	334,059	334,730
GNMA, Series 2020-133-A (a)	5.935%	05/01/50	488,058	544,601
GNMA, Series 2020-084-WA	3.500%	06/20/50	231,539	233,629
GNMA, Series 2020-095-NB	4.500%	07/20/50	36,245	36,458

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 8.0% (Continued)
GNMA, Series 2020-122-DP	2.500%	07/20/50	$1,470,800	$1,476,168
GNMA, Series 2020-123-PB	2.250%	08/20/50	717,801	713,724
GNMA, Series 2020-133-HA	3.500%	09/20/50	411,676	411,016
GNMA, Series 2020-134-NP	2.500%	09/20/50	1,128,230	1,131,574
GNMA, Series 2020-183-AY	2.000%	11/20/50	1,116,312	1,089,275
				8,175,378
Non-Agency — 13.5%
ABN AMRO Mortgage Corporation, Series 2003-12-1A	5.000%	12/25/33	103,866	104,338
Bank of America Funding Corporation, Series 2003-J-2-A-1 (a)	2.454%	11/25/33	302,261	294,914
Bank of America Funding Corporation, Series 2004-A-3-A-1 (a)	2.321%	02/25/34	69,084	70,304
Bear Stearns ALT-A Trust, Series 2003-6-II-A-1 (a)	2.930%	01/25/34	199,684	204,477
Countrywide Home Loans, Inc., Series 2003-49-A-9 (a)	2.549%	12/19/33	43,759	43,237
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-IV-A-2 (a)	2.245%	11/25/32	43,022	44,731
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-I-A-31	5.500%	06/25/33	25,419	25,579
CSMC Mortgage Trust, 144A, Series 2013-IVR1-A-2 (a)	3.000%	03/25/43	442,618	438,768
GS Mortgage-Backed Securities, 144A, Series 2021-PJ1-A-4 (a)	2.500%	06/25/51	694,656	662,771
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	2.140%	05/19/33	47,774	48,095
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (a)	0.663%	06/19/34	85,018	82,852
Impac CMB Trust, Series 2004-10-4-A-2 (1*1MO LIBOR + 94) (a)	1.127%	03/25/35	52,576	51,996
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (a)	0.787%	05/25/35	349,279	342,902
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (a)	0.687%	05/25/37	347,514	346,402

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 13.5% (Continued)
Impac CMB Trust, 144A, Series 2007-A-M-1 (1*1MO LIBOR + 80) (a)	0.987%	05/25/37	$345,655	$342,627
Impac Secured Assets Corporation, Series 2003-3-A-1 (a)	5.200%	08/25/33	31,362	31,839
Impac Secured Assets Corporation, Series 2006-1-2-A-1 (1*1MO LIBOR + 70) (a)	0.887%	05/25/36	108,898	108,500
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (a)	0.447%	01/25/36	50,988	50,950
JPMorgan Mortgage Trust, Series 2003-A1-1-A-1 (a)	1.811%	10/25/33	116,676	117,764
JPMorgan Mortgage Trust, Series 2004-A1-4-A-1 (a)	1.612%	02/25/34	83,917	82,923
JPMorgan Mortgage Trust, Series 2004-A3-S-F-3 (a)	1.857%	06/25/34	105,307	104,606
JPMorgan Mortgage Trust, Series 2004-A4-2-A-2 (a)	2.719%	09/25/34	649,386	653,569
JPMorgan Mortgage Trust, Series 2004-A5-2-A-1 (a)	2.160%	12/25/34	32,448	34,119
JPMorgan Mortgage Trust, 144A, Series 2013-3-A-3 (a)	3.365%	07/25/43	73,172	72,443
JPMorgan Mortgage Trust, 144A, Series 2017-A-A-3 (a)	3.500%	05/25/47	137,075	136,061
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (a)	3.500%	06/25/48	605,380	607,303
Master Adjustable Rate Mortgage Trust, Series 2003-3-2-A-1 (a)	1.823%	09/25/33	54,587	54,677
Master Asset Securitization Trust, Series 2004-1-3-A-7	5.250%	01/25/34	45,169	45,220
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-I-A (a)	2.436%	05/25/34	124,565	124,817
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A-2 (1*1MO LIBOR + 90) (a)	1.087%	11/25/34	919,959	907,853
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-I-A (a)	2.858%	12/25/34	254,142	271,422
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	48,246	47,982

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 13.5% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2015-2-A-2 (a)	3.750%	08/25/55	$247,609	$251,189
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1 (a)	4.000%	04/25/57	282,573	291,195
Opteum Mortgage Acceptance Corporation, Series 2005-5-IIA1D2 (a)	5.850%	12/25/35	48,853	49,008
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5 (a)	2.500%	01/25/52	1,243,797	1,221,010
SBA Tower Trust, 144A, Series 2020-1-2-1C	1.884%	07/15/50	300,000	293,239
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	9,770
Sequoia Mortgage Trust, Series 2003-8-A-1 (1*1MO LIBOR + 64) (a)	0.744%	01/20/34	364,063	366,677
Sequoia Mortgage Trust, Series 2004-6-A-2 (1*1MO LIBOR + 56) (a)	0.664%	07/20/34	119,790	111,367
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1 (a)	2.500%	05/25/43	206,393	202,126
Sequoia Mortgage Trust, Series 2013-6-A-2 (a)	3.000%	05/25/43	257,873	253,627
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4-A4 (a)	2.424%	02/25/34	99,666	100,232
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (a)	0.803%	02/19/35	1,112,999	1,125,743
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A-1 (1*1MO LIBOR + 70) (a)	0.803%	01/19/34	36,494	36,364
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-IA1 (1*1MO LIBOR + 70) (a)	0.803%	12/19/34	75,155	78,394
Structured Asset Securities Corporation, Series 2003-9A-2-A1 (a)	2.218%	03/25/33	116,136	120,437
Structured Asset Securities Corporation, Series 2003-34A-5-A4 (a)	2.365%	11/25/33	153,120	153,511

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 29.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 13.5% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-III-A1	5.500%	05/25/33	$41,459	$42,196
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (a)	2.371%	08/25/33	524,996	519,464
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.697%	08/25/33	207,879	214,001
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (a)	1.468%	02/27/34	129,602	132,074
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (1*1MO LIBOR + 66) (a)	0.847%	01/25/45	1,127,681	1,138,659
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1*1MO LIBOR + 156) (a)	1.747%	10/25/45	188,479	195,380
Wells Fargo Alternative Loan Trust, Series 2002-1-I-A-1	6.250%	08/25/32	300,066	305,363
				13,767,067

Total Collateralized Mortgage Obligations (Cost $30,181,706)				$29,850,307

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 45.6%	Coupon	Maturity	Par Value	Value
Communications — 2.7%
CBS Corporation	7.875%	07/30/30	$685,000	$893,137
Expedia Group, Inc.	3.250%	02/15/30	935,000	922,024
T-Mobile USA, Inc.	2.050%	02/15/28	973,000	926,339
				2,741,500
Consumer Discretionary — 1.8%
Genting NY, LLC, 144A	3.300%	02/15/26	1,025,000	971,420
Meritage Homes Corporation, 144A	3.875%	04/15/29	900,000	879,534
				1,850,954
Consumer Staples — 3.6%
Clorox Company	1.800%	05/15/30	989,000	909,763
Dollar Tree, Inc.	4.200%	05/15/28	846,000	904,066
Flowers Foods, Inc.	2.400%	03/15/31	978,000	926,393
Kroger Company	1.700%	01/15/31	1,014,000	917,549
				3,657,771
Energy — 2.7%
Enbridge, Inc.	3.125%	11/15/29	904,000	902,903
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	903,000	910,558
Newfield Exploration Company	5.375%	01/01/26	855,000	923,577
				2,737,038
Financials — 16.0%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	980,000	929,145
Antares Holdings, L.P.	3.950%	07/15/26	920,000	900,825
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	977,000	930,941
Bank of America Corporation (3MO LIBOR + 104) (a)	3.419%	12/20/28	894,000	914,832
Barings BDC, Inc., 144A	3.300%	11/23/26	925,000	879,403
Blackstone Private Credit Fund, 144A	3.250%	03/15/27	925,000	884,984
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	937,000	925,403
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	853,000	908,334
Fidelity National Financial, Inc.	3.400%	06/15/30	899,000	900,572
First American Financial Corporation	4.000%	05/15/30	867,000	904,387
FS KKR Capital Corporation	3.400%	01/15/26	933,000	917,016
Goldman Sachs Group, Inc.	3.800%	03/15/30	872,000	907,394
Icahn Enterprises, L.P.	4.375%	02/01/29	750,000	695,550
Jackson Financial, Inc., 144A	3.125%	11/23/31	925,000	887,295
M.D.C. Holdings, Inc.	3.850%	01/15/30	579,000	583,085
Medallion Financial Corporation, 144A (c)	7.250%	02/26/26	550,000	539,000

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 45.6%
(Continued)	Coupon	Maturity	Par Value	Value
Financials — 16.0% (Continued)
Owl Rock Capital Corporation	2.625%	01/15/27	$972,000	$888,363
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	986,250
Prospect Capital Corporation	3.437%	10/15/28	1,006,000	904,074
				16,386,853
Health Care — 2.5%
Bristol-Myers Squibb Company	5.875%	11/15/36	485,000	615,509
CVS Pass-Through Trust, 144A, Series 2013	4.704%	01/10/36	223,461	244,268
CVS Pass-Through Trust, 144A, Series 2014	4.163%	08/11/36	718,350	761,972
Mylan, Inc.	4.550%	04/15/28	853,000	909,993
				2,531,742
Industrials — 5.1%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	507,125	509,740
Air Canada Pass-Through Certificates, 144A, Series 2015-1-A	3.600%	09/15/28	255,244	255,784
American Airlines Group Pass-Through Certificates, Series 2019-1-AA	3.150%	08/15/33	1,139,430	1,108,179
MasTec, Inc., 144A	4.500%	08/15/28	875,000	887,641
Roper Technologies, Inc.	2.950%	09/15/29	920,000	908,523
U.S. Airways Pass-Through Trust, Series 2011-1-A	7.125%	04/22/25	400,283	415,691
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	1,141,967	1,206,245
				5,291,803
Materials — 1.3%
Georgia-Pacific, LLC	7.750%	11/15/29	645,000	859,673
Martin Marietta Materials, Inc.	3.500%	12/15/27	445,000	466,239
				1,325,912

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 45.6%
(Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 2.6%
American Campus Communities Operating Partnership	2.250%	01/15/29	$766,000	$720,536
American Homes 4 Rent	2.375%	07/15/31	978,000	898,917
Crown Castle International Corporation	4.000%	03/01/27	875,000	918,118
Public Storage	2.250%	11/09/31	130,000	124,273
				2,661,844
Technology — 5.9%
Applied Materials, Inc.	1.750%	06/01/30	700,000	654,828
Hewlett Packard Enterprise Company	6.200%	10/15/35	737,000	881,010
Leidos, Inc.	4.375%	05/15/30	850,000	896,894
NVIDIA Corporation	2.850%	04/01/30	850,000	860,315
NXP B.V., 144A	2.500%	05/11/31	967,000	905,879
PayPal Holdings, Inc.	2.850%	10/01/29	916,000	912,089
Synnex Corporation, 144A	2.375%	08/09/28	984,000	918,256
				6,029,271
Utilities — 1.4%
Elwood Energy, LLC	8.159%	07/05/26	545,507	555,054
NSG Holdings, LLC, 144A	7.750%	12/15/25	851,280	895,972
				1,451,026

Total Corporate Bonds (Cost $48,727,412)				$46,665,714

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Short-Term Investments Trust -Institutional Class, 0.01% (d) (Cost $1,027,892)	1,027,892	$1,027,892

Total Investments at Value — 99.8% (Cost $105,191,780)		$102,029,936

Other Assets in Excess of Liabilities — 0.2%		203,642

Net Assets — 100.0%		$102,233,578

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $25,248,553 as of February 28, 2022, representing 24.7% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

LIBOR - London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2022.

(c)	Illiquid security. Total value of illiquid securities held as of February 28, 2022 was $539,000, representing 0.5% of net assets.

(d)	The rate shown is the 7-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments
February 28, 2022 (Unaudited)

U.S. GOVERNMENT &
AGENCIES — 0.1%	Coupon	Maturity	Par Value	Value
Small Business Administration — 0.1%
SBA, Series 2002-20K	5.080%	11/01/22	$8,927	$9,024
SBA, Series 2007-20K-1	5.510%	11/01/27	37,822	39,971

Total U.S. Government & Agencies (Cost $48,449)				$48,995

MUNICIPAL BONDS — 1.4%	Coupon	Maturity	Par Value	Value
Central Plains Energy Project, Nebraska Gas Project, Revenue Bond, Series 2017-B, (Cost $864,369)	4.500%	09/01/25	$800,000	$834,434

ASSET-BACKED
SECURITIES — 14.4%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1*1MO LIBOR + 120) (a)	1.387%	10/25/34	$98,368	$97,945
ACE Securities Corporation, Series 2003-NC1-A-2A (1*1MO LIBOR + 84) (a)	0.607%	07/25/33	234,621	223,076
Aegis Asset Backed Securities Trust, Series 2004-4-M1 (1*1MO LIBOR + 90) (a)	1.087%	10/25/34	940,690	933,089
Argent Securities, Inc., Series 2004-W10-A-2 (1*1MO LIBOR + 78) (a)	0.967%	10/25/34	342,278	337,982
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	614,363	612,721
Countrywide Asset-Backed Certificates, Series 2004-6-2-A-3 (1*1MO LIBOR + 120) (a)	1.387%	11/25/34	152,019	151,507

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

ASSET-BACKED
SECURITIES — 14.4% (Continued)	Coupon	Maturity	Par Value	Value
Countrywide Home Loans, Inc., Series 2004-6-2-A-5 (1*1MO LIBOR + 78) (a)	0.967%	11/25/34	$579,813	$575,863
DB Master Finance, LLC, 144A, Series 2021-1-A-2-I	2.045%	11/20/51	1,182,038	1,139,140
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1-A-2-II	4.474%	10/25/45	615,875	626,573
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	700,000	705,299
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	865,000	844,205
Mortgage IT Trust, Series 2005-5-A-1 (1*1MO LIBOR + 52) (a)	0.447%	12/25/35	500,146	502,810
SASCO Mortgage Loan Trust, Series 2004-GEL3-A (1*1MO LIBOR + 96) (a)	1.147%	08/25/34	5,494	5,492
Soundview Home Equity Loan Trust, Series 2003-2-A-2 (1*1MO LIBOR + 130) (a)	0.837%	11/25/33	269,144	268,214
Structured Asset Investment Loan Trust, Series 2004-8-A4 (1*1MO LIBOR + 100) (a)	1.187%	09/25/34	935,466	925,172
Thornburg Mortgage Trust, Series 2003-4-A-1 (1*1MO LIBOR + 64) (a)	0.507%	09/25/43	507,643	515,388
Verizon Owner Trust, Series 2019-A-A-1A	2.930%	09/20/23	8,566	8,607

Total Asset-Backed Securities (Cost $8,569,878)				$8,473,083

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 41.6%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 6.8%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$296,023	$307,278
FHLMC, Series 2580-PY	4.000%	03/15/33	10,875	11,415
FHLMC, Series 3664-DA	4.000%	11/15/37	429,829	443,759
FHLMC, Series 4348-ME	2.500%	06/15/39	38,652	38,811
FHLMC, Series 3597-LH	4.500%	07/15/39	230,933	239,547
FHLMC, Series 4444-CH	3.000%	01/15/41	410,532	412,839
FHLMC, Series 4312-GA	2.500%	12/15/41	87,396	87,787
FHLMC, Series 4768-E	3.500%	09/15/42	666,261	675,233
FHLMC, Series 4938-BL	2.250%	07/25/49	546,113	544,646
FHLMC, Series 4960-PD	2.000%	10/25/49	345,282	336,372
FHLMC, Series 5103-QG	0.750%	03/25/50	992,055	932,356
				4,030,043
Federal National Mortgage Association — 10.4%
FNMA, Series 2003-48-TC	5.000%	06/25/23	11,922	12,117
FNMA, Series 2010-112-CY	4.000%	10/25/25	128,184	130,716
FNMA, Series 2012-111-VA	3.500%	10/25/25	794,448	798,729
FNMA, Pool #AL0300	4.500%	06/01/26	136,940	144,366
FNMA, Series 2012-41-BA	2.500%	04/25/27	402,243	407,500
FNMA, Pool #AL4309	4.000%	10/01/28	249,570	259,790
FNMA, Series 2005-80-BA	5.000%	04/25/29	99,409	107,813
FNMA, Series 2005-109-PC	6.000%	12/25/35	69,016	74,894
FNMA, Series 2008-17-PA	4.500%	10/25/37	173,972	179,450
FNMA, Series 2008-49-PA	5.000%	04/25/38	122,587	130,269
FNMA, Series 2010-152-DA	3.000%	05/25/39	188,632	190,112
FNMA, Series 2011-15-W (a)	3.881%	06/25/39	906	905
FNMA, Series 2009-94-DA	4.500%	10/25/39	286,897	296,514
FNMA, Series 2010-109-NB	3.000%	10/25/40	895,923	914,358
FNMA, Series 2012-102-PA	4.500%	03/25/41	19,799	20,299
FNMA, Series 2012-136-PD	2.500%	11/25/42	359,329	365,176
FNMA, Series 2013-82-BP	2.750%	12/25/42	438,794	437,847
FNMA, Series 2014-80-KA	2.000%	03/25/44	95,533	90,651
FNMA, Series 2016-72-AP	4.000%	07/25/44	130,651	129,722
FNMA, Series 2018-14-PA	3.500%	04/25/47	484,292	498,982
FNMA, Series 2019-25-PA	3.000%	05/25/48	902,227	926,130
				6,116,340

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 2.2%
GNMA, Pool #615735X	5.000%	07/15/23	$16,246	$18,054
GNMA, Series 2011-26-PA	4.000%	07/20/40	102,782	104,034
GNMA, Series 2012-10-LD	3.000%	07/20/40	142,219	142,875
GNMA, Series 2018-131-PG	3.000%	09/20/48	127,022	129,275
GNMA, Series 2019-024-PE	3.250%	02/20/49	292,614	292,951
GNMA, Series 2019-065-EB	3.000%	05/20/49	259,704	258,735
GNMA, Series 2019-152-HA	3.500%	08/20/49	279,980	280,220
GNMA, Series 2020-095-NB	4.500%	07/20/50	101,621	102,217
				1,328,361
Non-Agency — 22.2%
Adjustable Rate Mortgage Trust, Series 2004-5-4-A-1 (a)	2.804%	04/25/35	127,029	127,592
American General Mortgage Loan Trust, 144A, Series 2006-1-A-5 (a)	5.750%	12/25/35	3,515	3,738
American Home Mortgage Investment Trust, Series 2004-3-VI-A1 (b)	4.820%	10/25/34	28,265	28,943
American Home Mortgage Investment Trust, Series 2004-3-IV-A (1*6MO LIBOR + 150) (a)	1.746%	10/25/34	787,332	796,093
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A-1 (1*H15T1Y + 210) (a)	2.190%	09/25/35	121,405	126,487
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-II-A-1 (c)	0.000%	03/25/22	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-II-A-1 (a)	2.256%	03/25/34	38,106	38,516
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	2.577%	10/25/33	100,635	106,457
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A-1	5.500%	09/25/34	27,308	27,822
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A-2 (1*1MO LIBOR + 50) (a)	0.687%	06/25/35	52,831	52,058
GSR Mortgage Loan Trust, Series 2003-7F-IA-4	5.250%	06/25/33	187,110	191,448

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 22.2% (Continued)
GSR Mortgage Loan Trust, Series 2005-AR6-1A-1 (a)	2.751%	09/25/35	$16,856	$17,034
HarborView Mortgage Loan Trust, Series 2004-4-2-A (1*1MO LIBOR + 56) (a)	0.663%	06/19/34	48,582	47,344
Impac CMB Trust, Series 2005-4-2-A-1 (1*1MO LIBOR + 30) (a)	0.787%	05/25/35	209,149	205,330
Impac CMB Trust, 144A, Series 2007-A-A (1*1MO LIBOR + 50) (a)	0.687%	05/25/37	160,397	159,883
JPMorgan Alternative Loan Trust, Series 2005-A2-1-A-1 (1*1MO LIBOR + 52) (a)	0.447%	01/25/36	177,112	176,980
JPMorgan Mortgage Trust, Series 2003-A1-4-A-5 (a)	1.741%	10/25/33	77,142	76,726
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7 (a)	3.500%	06/25/48	766,814	769,251
JPMorgan Mortgage Trust, 144A, Series 2018-8-A-3 (a)	4.000%	01/25/49	172,401	173,261
JPMorgan Mortgage Trust, 144A, Series 2019-LTV1-A-15 (a)	4.000%	06/25/49	23,044	23,027
Master Adjustable Rate Mortgages Trust, Series 2004-13-2-A-1 (a)	2.620%	04/21/34	124,613	124,746
Master Adjustable Rate Mortgages Trust, Series 2004-6-4-A-6 (a)	2.274%	07/25/34	252,998	254,102
Master Seasoned Securitization Trust, Series 2005-1-1-A-1 (a)	5.960%	09/25/32	435,937	458,710
MASTR Asset Alternative Loans Trust, Series 2003-1-2-A-1	6.500%	01/25/33	361,285	372,065
MASTR Asset Securitization Trust, Series 2003-12-1-A-1	5.250%	12/25/24	37,787	38,254
MASTR Asset Securitization Trust, Series 2003-11-7-A-5	5.250%	12/25/33	276,617	282,752
Mellon Residential Funding Corporation, Series 2000-TBC2-A-1 (1*1MO LIBOR + 48) (a)	0.671%	06/15/30	753,807	738,258
MLCC Mortgage Investors, Inc., Series MLCC 2003-B-A-1 (1*1MO LIBOR + 68) (a)	0.527%	04/25/28	38,054	37,707

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 22.2% (Continued)
MLCC Mortgage Investors, Inc., Series 2003-E-A-2 (1*6MO LIBOR + 66) (a)	1.156%	10/25/28	$497,359	$492,758
Mortgage IT Trust, Series 2004-2-M-1 (1*1MO LIBOR + 82.5) (a)	0.737%	12/25/34	612,824	602,987
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	313,601	311,885
Provident Funding Mortgage Trust, 144A, Series 2019-2-A-2 (a)	3.000%	12/25/49	750,946	749,688
PSMC Trust, 144A, Series 2018-2-A-1 (a)	3.500%	06/25/48	81,414	81,328
Rocket Mortgage, LLC, 144A, Series 2022-1-A-5 (a)	2.500%	01/25/52	1,243,797	1,221,010
Sequoia Mortgage Trust, Series 2003-5-A-1 (1*1MO LIBOR + 62) (a)	0.776%	09/20/33	1,037,559	1,047,920
Starwood Mortgage Residential Trust, 144A, Series 2019-INV1-A-1 (a)	2.610%	09/27/49	243,562	244,451
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3-A3 (a)	2.415%	09/25/34	35,430	36,107
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A-1A (1*1MO LIBOR + 70) (a)	0.803%	02/19/35	382,877	387,261
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1 (1*1MO LIBOR + 60) (a)	0.703%	07/19/34	949,758	927,345
Structured Asset Securities Corporation, Series 2003-34A-3-A4 (a)	2.981%	11/25/33	64,614	66,383
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A-7 (a)	2.371%	08/25/33	123,813	122,508
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.697%	08/25/33	91,404	94,096
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (1*COF 11 + 125) (a)	1.468%	02/27/34	23,564	24,014

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE
OBLIGATIONS — 41.6% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 22.2% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A12 (a)	2.604%	07/25/34	$12,416	$12,317
Wells Fargo Mortgage-Backed Securities, Series 2004-K-II-A-6 (a)	2.604%	07/25/34	299,216	296,827
Wells Fargo Mortgage-Backed Securities, 144A, Series 2020-1-A-1 (a)	3.000%	12/25/49	916,864	916,512
				13,089,983

Total Collateralized Mortgage Obligations (Cost $24,751,601)				$24,564,727

CORPORATE BONDS — 37.4%	Coupon	Maturity	Par Value	Value
Communications — 1.0%
Expedia Group, Inc.	4.500%	08/15/24	$550,000	$574,781

Consumer Discretionary — 2.1%
AutoNation, Inc.	3.500%	11/15/24	550,000	566,548
Ford Motor Credit Company, LLC (3MO LIBOR + 123.5) (a)	1.741%	02/15/23	475,000	473,045
Genuine Parts Company	1.750%	02/01/25	174,000	171,161
				1,210,754
Energy — 1.9%
Devon Energy Corporation	5.250%	09/15/24	550,000	584,784
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	550,000	549,052
				1,133,836
Financials — 18.5%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	550,000	566,786
Ally Financial, Inc.	3.875%	05/21/24	550,000	566,411
Antares Holdings, L.P., 144A	6.000%	08/15/23	573,000	594,290
Ares Capital Corporation	4.250%	03/01/25	550,000	563,133
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	550,000	572,801
Athene Global Funding, 144A	2.750%	06/25/24	550,000	554,432
Aviation Capital Group, LLC, 144A	4.125%	08/01/25	575,000	586,590
Blackstone Private Credit Fund, 144A	2.350%	11/22/24	650,000	632,523
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	600,000	626,001

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS —
37.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 18.5% (Continued)
Fidelity & Guaranty Life Holdings, Inc., 144A	5.500%	05/01/25	$550,000	$597,352
First Horizon National Corporation	4.000%	05/26/25	550,000	571,456
FS KKR Capital Corporation	4.625%	07/15/24	575,000	592,615
Goldman Sachs BDC, Inc.	3.750%	02/10/25	550,000	561,249
Goldman Sachs Group, Inc.	3.500%	01/23/25	550,000	565,557
Icahn Enterprises, L.P.	4.750%	09/15/24	400,000	397,000
JP Morgan Chase & Company	3.875%	09/10/24	565,000	586,773
Morgan Stanley, Series F	4.000%	07/23/25	550,000	576,488
Owl Rock Capital Corporation	5.250%	04/15/24	550,000	570,277
PennyMac Mortgage Investment Trust	5.500%	11/01/24	650,000	641,062
				10,922,796
Industrials — 5.5%
Air Canada Pass-Through Certificates, 144A, Series 2013-1-A	4.125%	11/15/26	790,373	794,449
American Airlines Group Pass-Through Certificates, Series 2013-1-A	4.000%	01/15/27	455,397	432,061
Delta Air Lines Pass-Through Certificates, Series 2019-1-A	3.404%	10/25/25	146,000	146,834
Ryder System, Inc., Series MTN	4.625%	06/01/25	550,000	584,590
Southwest Airlines Company	5.250%	05/04/25	550,000	593,409
United Airlines Pass-Through Certificates, Series 2020-1-A	5.875%	04/15/29	656,303	693,245
				3,244,588
Real Estate — 2.6%
American Tower Corporation	4.000%	06/01/25	550,000	573,085
CyrusOne, L.P.	2.900%	11/15/24	575,000	581,555
Public Storage	1.500%	11/09/26	400,000	388,016
				1,542,656
Technology — 3.2%
Dell International, LLC	5.850%	07/15/25	550,000	602,892
Microchip Technology, Inc.	0.972%	02/15/24	650,000	633,812
Synnex Corporation, 144A	1.250%	08/09/24	659,000	640,037
				1,876,741

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS —
37.4% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 2.6%
Elwood Energy, LLC	8.159%	07/05/26	$495,540	$504,212
NSG Holdings, LLC, 144A	7.750%	12/15/25	976,754	1,028,034
				1,532,246

Total Corporate Bonds (Cost $22,432,034)				$22,038,398

MONEY MARKET FUNDS — 4.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $2,918,411)	2,918,411	$2,918,411

Total Investments at Value — 99.8% (Cost $59,584,742)		$58,878,048

Other Assets in Excess of Liabilities — 0.2%		102,586

Net Assets — 100.0%		$58,980,634

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $15,184,732 as of February 28, 2022, representing 25.7% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR - London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2022.

(c)	Illiquid security. Total value of illiquid securities held as of February 28, 2022 was $2, representing 0.0% (e) of net assets.

(d)	The rate shown is the 7-day effective yield as of February 28, 2022.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments
February 28, 2022 (Unaudited)

ASSET-BACKED
SECURITIES — 5.5%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1-A-2	5.216%	04/25/47	$547,688	$546,224
Fat Brands GFG Royalty, LLC, 144A, Series 2021-1-A-2	6.000%	07/25/51	1,000,000	1,007,570
Fat Brands Twin Peaks, LLC, 144A, Series 2021-1-B-2	9.000%	07/25/51	1,000,000	992,870
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	483,750	495,356
HOA Funding, LLC, 144A, Series 2021-1-B	7.432%	08/20/51	1,250,000	1,219,950
NPR Finance Ltd., 144A, Series 2019-2-C-1	6.441%	11/19/49	865,179	814,939

Total Asset-Backed Securities (Cost $5,051,592)				$5,076,909

CORPORATE BONDS — 91.4%	Coupon	Maturity	Par Value	Value
Communications — 7.8%
Centerfield Media Parent, Inc., 144A	6.625%	08/01/26	$1,000,000	$967,500
Connect Finco SARL / U.S. Finco, LLC, 144A	6.750%	10/01/26	1,000,000	1,012,500
Hughes Satellite Systems Corporation	6.625%	08/01/26	1,015,000	1,057,163
Scripps Escrow, Inc., 144A	5.875%	07/15/27	1,000,000	992,500
Summer (BC) BidCo B, LLC, 144A	5.500%	10/31/26	1,200,000	1,158,000
Terrier Media Buyer, Inc, 144A	8.875%	12/15/27	1,000,000	1,025,000
Zayo Group Holdings, Inc., 144A	4.000%	03/01/27	1,000,000	950,700
				7,163,363
Consumer Discretionary — 13.5%
Arrow BidCo, LLC, 144A	9.500%	03/15/24	1,000,000	1,015,000
Carvana Company, 144A	5.625%	10/01/25	1,000,000	950,000
Dave & Buster’s, Inc., 144A	7.625%	11/01/25	958,000	1,003,505
G-III Apparel Group Ltd., 144A	7.875%	08/15/25	1,019,000	1,071,601
Jaguar Land Rover Automotive plc, 144A	4.500%	10/01/27	1,000,000	920,000
Lucid Group, Inc.	1.250%	12/15/26	1,430,000	1,142,570
Merlin Entertainments plc, 144A	5.750%	06/15/26	968,000	1,004,300
NCL Corporation Ltd., 144A	3.625%	12/15/24	1,200,000	1,125,318
New Home Company, Inc. (The), 144A	7.250%	10/15/25	1,200,000	1,191,000

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 91.4%
(Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 13.5% (Continued)
Sabre Global, Inc., 144A	7.375%	09/01/25	$1,000,000	$1,036,455
Washington Multifamily Acquisition I, 144A	5.750%	04/15/26	1,000,000	1,007,990
White Cap Parent, LLC, 144A (a)	8.250%	03/15/26	1,000,000	1,007,570
				12,475,309
Consumer Staples — 4.8%
Avon Products, Inc.	7.000%	03/15/23	525,000	533,531
Beyond Meat, Inc., 144A	0.000%	03/15/27	1,500,000	959,250
Chobani, LLC, 144A	7.500%	04/15/25	1,002,000	996,990
Coty, Inc., 144A	6.500%	04/15/26	1,000,000	1,016,370
Tilray, Inc.	5.000%	10/01/23	1,000,000	942,500
				4,448,641
Energy — 9.1%
Antero Midstream Partners, L.P., 144A	7.875%	05/15/26	1,000,000	1,075,000
Ascent Resources Utica Holdings, LLC, 144A	7.000%	11/01/26	1,200,000	1,185,624
Covey Park Energy, LLC, 144A	7.500%	05/15/25	1,000,000	1,022,840
Crestwood Midstream Partners, L.P., 144A	5.625%	05/01/27	1,000,000	992,500
EnLink Midstream Partners, L.P.	4.850%	07/15/26	1,000,000	1,012,500
Howard Midstream Energy Partners, 144A	6.750%	01/15/27	1,000,000	992,500
New Fortress Energy, Inc., 144A	6.500%	09/30/26	1,200,000	1,149,000
Sunnova Energy Corporation, 144A	5.875%	09/01/26	1,000,000	915,120
				8,345,084
Financials — 19.6%
Acrisure, LLC, 144A	7.000%	11/15/25	944,000	934,560
Apollo Investment Corporation	5.250%	03/03/25	1,000,000	1,015,115
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	606,000
Castlelake Aviation Finance Company, 144A	5.000%	04/15/27	1,000,000	950,000
Credit Acceptance Corporation, 144A	5.125%	12/31/24	785,000	795,794

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 91.4%
(Continued)	Coupon	Maturity	Par Value	Value
Financials — 19.6% (Continued)
Enova International, Inc., 144A	8.500%	09/15/25	$1,000,000	$995,000
Finance of America Funding, LLC, 144A	7.875%	11/15/25	500,000	465,000
Fly Leasing Ltd., 144A	7.000%	10/15/24	1,000,000	944,750
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	1,012,000	1,024,650
FS Energy and Power Fund, 144A	7.500%	08/15/23	1,000,000	1,032,500
Icahn Enterprises, L.P.	6.250%	05/15/26	800,000	806,000
INTL FCStone, Inc., 144A	8.625%	06/15/25	850,000	890,375
Jefferson Capital Holdings, LLC, 144A	6.000%	08/15/26	1,000,000	960,000
MBIA, Inc.	7.000%	12/15/25	1,000,000	1,037,500
Medallion Financial Corporation, 144A (b)	7.250%	02/26/26	700,000	686,000
Oxford Finance, LLC	6.375%	02/01/27	1,000,000	1,023,440
PennyMac Financial Services Inc., 144A	5.375%	10/15/25	1,000,000	995,000
PennyMac Mortgage Investment Trust	5.500%	11/01/24	1,000,000	986,250
United Shore Financial Services, LLC, 144A	5.500%	11/15/25	1,000,000	962,500
World Acceptance Corporation, 144A	7.000%	11/01/26	1,000,000	944,000
				18,054,434
Health Care — 8.9%
Akumin, Inc., 144A	7.000%	11/01/25	1,200,000	1,047,000
Community Health Systems, Inc., 144A	5.625%	03/15/27	1,000,000	1,002,500
Global Medical Response, Inc., 144A	6.500%	10/01/25	987,000	968,346
Heartland Dental, LLC, 144A	8.500%	05/01/26	1,003,000	1,013,030
Prime Healthcare Services, Inc., 144A	7.250%	11/01/25	1,000,000	1,022,740
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	1,000,000	977,500
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	991,000	986,045
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	1,210,000	1,188,825
				8,205,986

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 91.4%
(Continued)	Coupon	Maturity	Par Value	Value
Industrials — 15.1%
Air Canada Pass-Through Certificates, 144A, Series 2015-1-B	3.875%	09/15/24	$68,411	$68,556
Air Canada Pass-Through Certificates, 144A, Series 2017-1-B	3.700%	01/15/26	906,565	868,865
Alta Equipment Group, Inc., 144A	5.625%	04/15/26	1,000,000	995,000
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	1,341,690	1,343,662
American Airlines Group Pass-Through Certificates, Series 2017-1B-B	4.950%	08/15/26	897,200	880,767
Brundage-Bone Concrete Pumping, 144A	6.000%	02/01/26	1,000,000	988,970
Continental Airlines Pass-Through Certificates, Series 2007-1-A	5.983%	10/19/23	21,029	21,135
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1	5.125%	11/30/24	785,933	786,641
GardaWorld Security Corporation, 144A	4.625%	02/15/27	1,200,000	1,162,500
JPW Industries Holding Corporation, 144A	9.000%	10/01/24	1,000,000	1,030,000
PowerTeam Services, LLC, 144A	9.033%	12/04/25	1,175,000	1,178,172
Promontoria Holding 264 B.V., 144A	7.875%	03/01/27	1,000,000	981,400
Sotheby’s, 144A	4.875%	12/15/25	6,000	5,820
Stena AB, 144A	7.000%	02/01/24	1,000,000	1,010,000
Tutor Perini Corporation, 144A	6.875%	05/01/25	1,000,000	978,750
Uber Technologies, Inc., 144A	7.500%	05/15/25	700,000	728,000
Waste Pro USA, Inc., 144A	5.500%	02/15/26	1,000,000	943,000
				13,971,238
Materials — 3.2%
First Quantum Minerals Ltd., 144A	6.875%	03/01/26	1,000,000	1,027,500
Neon Holdings, Inc., 144A	10.125%	04/01/26	900,000	945,000
Taseko Mines Ltd., 144A	7.000%	02/15/26	1,000,000	1,000,000
				2,972,500

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 91.4%
(Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 4.4%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	$1,000,000	$987,500
New Residential Investment Corporation, 144A	6.250%	10/15/25	1,200,000	1,174,164
Service Properties Trust	5.250%	02/15/26	1,000,000	945,000
WeWork Companies, Inc., 144A	7.875%	05/01/25	1,000,000	905,000
				4,011,664
Technology — 3.2%
CPI Cg, Inc., 144A	8.625%	03/15/26	1,000,000	950,940
LogMeIn, Inc., 144A	5.500%	09/01/27	1,000,000	950,920
MicroStrategy, Inc.	0.000%	02/15/27	1,500,000	1,039,523
				2,941,383
Utilities — 1.8%
Elwood Energy, LLC	8.159%	07/05/26	619,425	630,265
NSG Holdings, LLC, 144A	7.750%	12/15/25	995,765	1,048,043
				1,678,308

Total Corporate Bonds (Cost $86,572,242)				$84,267,910

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 1.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $1,750,999)	1,750,999	$1,750,999

Total Investments at Value — 98.8% (Cost $93,374,833)		$91,095,818

Other Assets in Excess of Liabilities — 1.2%		1,148,928

Net Assets — 100.0%		$92,244,746

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $74,321,898 as of February 28, 2022, representing 80.6% of net assets.

(a)	Payment-in-kind bond. The rate shown is the coupon rate of 8.25% and the payment-in-kind rate of 0.75%.

(b)	Illiquid security. Total value of illiquid securities held as of February 28, 2022 was $686,000, representing 0.7% of net assets.

(c)	The rate shown is the 7-day effective yield as of February 28, 2022.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Assets and Liabilities
February 28, 2022 (Unaudited)

			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$105,191,780	$59,584,742	$93,374,833
At value (Note 2)	$102,029,936	$58,878,048	$91,095,818
Receivable for capital shares sold	—	54,042	—
Dividends and interest receivable	593,971	297,737	1,624,565
Other assets	50,054	52,487	37,242
TOTAL ASSETS	102,673,961	59,282,314	92,757,625

LIABILITIES
Dividends payable	149,945	74,160	280,399
Payable for capital shares redeemed	250,625	205,973	176,401
Payable to Adviser (Note 4)	12,428	—	34,764
Payable to administrator (Note 4)	11,200	8,140	9,860
Other accrued expenses	16,185	13,407	11,455
TOTAL LIABILITIES	440,383	301,680	512,879

NET ASSETS	$102,233,578	$58,980,634	$92,244,746

Net assets consist of:
Paid-in capital	$105,401,440	$61,479,654	$95,642,733
Accumulated deficit	(3,167,862)	(2,499,020)	(3,397,987)
NET ASSETS	$102,233,578	$58,980,634	$92,244,746

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$102,233,578	$58,980,634	$92,244,746
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	10,538,236	6,062,167	9,495,213
Net asset value, offering and redemption price per share (Note 2)	$9.70	$9.73	$9.71

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Operations
For the Six Months Ended February 28, 2022 (Unaudited)

			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,262,286	$1,018,050	$2,409,299
Dividends	80	143	124
TOTAL INCOME	1,262,366	1,018,193	2,409,423

EXPENSES
Investment advisory fees (Note 4)	287,109	186,241	335,085
Administration fees (Note 4)	44,338	41,216	35,700
Registration and filing fees	28,710	27,917	19,854
Fund accounting fees (Note 4)	20,732	20,310	19,465
Trustees’ fees and expenses (Note 4)	19,728	19,728	19,728
Pricing costs	19,595	19,840	9,569
Legal fees	15,323	15,323	15,323
Insurance expense	15,350	17,453	9,416
Audit and tax services fees	8,908	8,908	8,908
Transfer agent fees (Note 4)	9,000	6,000	6,000
Compliance service fees (Note 4)	6,626	6,626	6,626
Custodian and bank service fees	6,861	6,619	4,249
Other expenses	8,369	4,434	7,887
TOTAL EXPENSES	490,649	380,615	497,810
Less fee reductions/waivers by the Adviser (Note 4)	(146,117)	(61,345)	(73,368)
NET EXPENSES	344,532	319,270	424,442

NET INVESTMENT INCOME	917,834	698,923	1,984,981

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	363,194	(151,157)	885,597
Net change in unrealized appreciation (depreciation) on investments	(5,649,811)	(2,112,147)	(3,978,470)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(5,286,617)	(2,263,304)	(3,092,873)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,368,783)	$(1,564,381)	$(1,107,892)

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2022	August 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$917,834	$1,910,644
Net realized gains from investment transactions	363,194	1,619,096
Net change in unrealized appreciation (depreciation) on investments	(5,649,811)	(1,963,767)
Net increase (decrease) in net assets from operations	(4,368,783)	1,565,973

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(2,206,027)	(3,462,407)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	13,987,216	78,011,415
Reinvestments of distributions to shareholders	528,205	918,130
Payments for shares redeemed	(31,916,897)	(47,251,409)
Net increase (decrease) in net assets from capital share transactions	(17,401,476)	31,678,136

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,976,286)	29,781,702

NET ASSETS
Beginning of period	126,209,864	96,428,162
End of period	$102,233,578	$126,209,864

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,383,913	7,521,975
Shares issued in reinvestment of distributions to shareholders	52,771	89,271
Shares redeemed	(3,174,157)	(4,604,183)
Net increase (decrease) in shares outstanding	(1,737,473)	3,007,063
Shares outstanding, beginning of period	12,275,709	9,268,646
Shares outstanding, end of period	10,538,236	12,275,709

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2022	August 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$698,923	$2,058,628
Net realized gains (losses) from investment transactions	(151,157)	1,486,440
Net change in unrealized appreciation (depreciation) on investments	(2,112,147)	(383,467)
Net increase (decrease) in net assets from operations	(1,564,381)	3,161,601

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,088,601)	(2,894,249)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	10,630,821	88,126,252
Reinvestments of distributions to shareholders	618,205	874,879
Payments for shares redeemed	(80,760,680)	(83,946,474)
Net increase (decrease) in net assets from capital share transactions	(69,511,654)	5,054,657

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,164,636)	5,322,009

NET ASSETS
Beginning of period	131,145,270	125,823,261
End of period	$58,980,634	$131,145,270

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,073,971	8,804,787
Shares issued in reinvestment of distributions to shareholders	62,541	87,455
Shares redeemed	(8,197,220)	(8,381,617)
Net increase (decrease) in shares outstanding	(7,060,708)	510,625
Shares outstanding, beginning of period	13,122,875	12,612,250
Shares outstanding, end of period	6,062,167	13,122,875

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2022	August 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,984,981	$3,000,859
Net realized gains from investment transactions	885,597	972,261
Net change in unrealized appreciation (depreciation) on investments	(3,978,470)	1,047,774
Net increase (decrease) in net assets from operations	(1,107,892)	5,020,894

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(2,007,464)	(3,025,838)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	20,100,559	62,909,027
Reinvestments of distributions to shareholders	250,487	313,077
Payments for shares redeemed	(26,423,739)	(5,677,934)
Net increase (decrease) in net assets from capital share transactions	(6,072,693)	57,544,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,188,049)	59,539,226

NET ASSETS
Beginning of period	101,432,795	41,893,569
End of period	$92,244,746	$101,432,795

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,027,059	6,274,844
Shares issued in reinvestment of distributions to shareholders	25,372	31,499
Shares redeemed	(2,639,291)	(570,682)
Net increase (decrease) in shares outstanding	(586,860)	5,735,661
Shares outstanding, beginning of period	10,082,073	4,346,412
Shares outstanding, end of period	9,495,213	10,082,073

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year		Year	Year	Year		Year
	February 28,		Ended		Ended	Ended	Ended		Ended
	2022		Aug. 31,		Aug. 31,	Aug. 31,	Aug. 31,		Aug. 31,
	(Unaudited)		2021		2020	2019	2018		2017
Net asset value at beginning of period	$10.28		$10.40		$10.10	$9.60	$9.91		$9.97
Income (loss) from investment operations:
Net investment income	0.08		0.15		0.22	0.28	0.27		0.25
Net realized and unrealized gains (losses) on investments	(0.46)		(0.00	) (a)	0.32	0.51	(0.27)		(0.00	) (a)
Total from investment operations	(0.38)		0.15		0.54	0.79	(0.00	) (a)	0.25
Less distributions from:
Net investment income	(0.11)		(0.21)		(0.24)	(0.29)	(0.29)		(0.28)
Net realized gains on investments	(0.09)		(0.06)		—	—	(0.02)		(0.03)
Total distributions	(0.20)		(0.27)		(0.24)	(0.29)	(0.31)		(0.31)
Net asset value at end of period	$9.70		$10.28		$10.40	$10.10	$9.60		$9.91
Total return (b)	(3.78	%) (c)	1.42%		5.45%	8.42%	0.01%		2.51%
Net assets at end of period (000’s)	$102,234		$126,210		$96,428	$76,637	$60,020		$62,800
Ratio of total expenses to average net assets (d)	0.86	% (e)	0.80%		0.87%	0.94%	0.95%		0.95%
Ratio of net expenses to average net assets	0.60	% (e)	0.60%		0.60%	0.60%	0.60%		0.60%
Ratio of net investment income to average net assets (d)	1.60	% (e)	1.45%		2.20%	2.92%	2.77%		2.53%
Portfolio turnover rate	14	% (c)	52%		43%	36%	46%		37%

(a)	Rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	February 28,		Ended	Ended	Ended	Ended	Ended
	2022		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.99		$9.98	$9.94	$9.80	$9.97	$9.99
Income (loss) from investment operations:
Net investment income	0.05		0.15	0.22	0.24	0.21	0.18
Net realized and unrealized gains (losses) on investments	(0.20)		0.07	0.07	0.18	(0.14)	0.03
Total from investment operations	(0.15)		0.22	0.29	0.42	0.07	0.21
Less distributions from:
Net investment income	(0.11)		(0.21)	(0.25)	(0.28)	(0.24)	(0.23)
Net asset value at end of period	$9.73		$9.99	$9.98	$9.94	$9.80	$9.97
Total return (a)	(1.51	%) (b)	2.26%	2.95%	4.31%	0.73%	2.15%
Net assets at end of period (000’s)	$58,981		$131,145	$125,823	$112,976	$128,254	$127,653
Ratio of total expenses to average net assets (c)	0.72	% (d)	0.65%	0.68%	0.63%	0.65%	0.66%
Ratio of net expenses to average net assets	0.60	% (d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (c)	1.32	% (d)	1.51%	2.13%	2.48%	2.09%	1.82%
Portfolio turnover rate	27	% (b)	102%	70%	47%	51%	55%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(d)	Annualized.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	February 28,		Ended	Ended	Ended	Ended	Ended
	2022		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.06		$9.64	$9.95	$10.00	$10.28	$10.02
Income (loss) from investment operations:
Net investment income	0.22		0.47	0.52	0.52	0.52	0.58
Net realized and unrealized gains (losses) on investments	(0.35)		0.42	(0.31)	(0.05)	(0.21)	0.26
Total from investment operations	(0.13)		0.89	0.21	0.47	0.31	0.84
Less distributions from:
Net investment income	(0.22)		(0.47)	(0.52)	(0.52)	(0.52)	(0.58)
Net realized gains on investments	—		—	—	—	(0.07)	—
Total distributions	(0.22)		(0.47)	(0.52)	(0.52)	(0.59)	(0.58)
Net asset value at end of period	$9.71		$10.06	$9.64	$9.95	$10.00	$10.28
Total return (a)	(1.29	%) (b)	9.45%	2.27%	4.87%	3.08%	8.63%
Net assets at end of period (000’s)	$92,245		$101,433	$41,894	$45,830	$41,730	$44,897
Ratio of total expenses to average net assets (c)	1.11	% (d)	1.18%	1.29%	1.25%	1.25%	1.29%
Ratio of net expenses to average net assets	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (c)	4.45	% (d)	4.72%	5.38%	5.29%	5.08%	5.69%
Portfolio turnover rate	39	% (b)	60%	113%	86%	78%	108%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(d)	Annualized.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Notes to Financial Statements
February 28, 2022 (Unaudited)

1.	Organization

Oakhurst Fixed Income Fund (formerly First Western Fixed Income Fund), Oakhurst Short Duration Bond Fund (formerly First Western Short Duration Bond Fund) and Oakhurst Short Duration High Yield Credit Fund (formerly First Western Short Duration High Yield Credit Fund) (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of the F/m Funds Trust (formerly First Western Funds Trust) (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Accounting Pronouncement – In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted for as a continuation of the existing contract. This ASU was effective upon issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

guidance prospectively, if applicable. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Securities valuation – Securities are generally valued at fair value using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Oakhurst Capital Management, LLC (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

The following is a summary of each Fund’s investments based on inputs used to value the investments as of February 28, 2022:

Oakhurst Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$16,212,829	$—	$16,212,829
Municipal Bonds	—	263,700	—	263,700
Asset-Backed Securities	—	8,009,494	—	8,009,494
Collateralized Mortgage Obligations	—	29,850,307	—	29,850,307
Corporate Bonds	—	46,665,714	—	46,665,714
Money Market Funds	1,027,892	—	—	1,027,892
Total	$1,027,892	$101,002,044	$—	$102,029,936

Oakhurst Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$48,995	$—	$48,995
Municipal Bonds	—	834,434	—	834,434
Asset-Backed Securities	—	8,473,083	—	8,473,083
Collateralized Mortgage Obligations	—	24,564,727	—	24,564,727
Corporate Bonds	—	22,038,398	—	22,038,398
Money Market Funds	2,918,411	—	—	2,918,411
Total	$2,918,411	$55,959,637	$—	$58,878,048

Oakhurst Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$5,076,909	$—	$5,076,909
Corporate Bonds	—	84,267,910	—	84,267,910
Money Market Funds	1,750,999	—	—	1,750,999
Total	$1,750,999	$89,344,819	$—	$91,095,818

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2022.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2022 and August 31, 2021 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions

Oakhurst Fixed Income Fund:
February 28, 2022	$1,193,895	$1,012,132	$2,206,027
August 31, 2021	$2,790,322	$664,970	$3,455,292

Oakhurst Short Duration Bond Fund:
February 28, 2022	$1,088,601	$—	$1,088,601
August 31, 2021	$3,004,318	$—	$3,004,318

Oakhurst Short Duration High Yield Credit Fund:
February 28, 2022	$2,007,464	$—	$2,007,464
August 31, 2021	$2,850,592	$—	$2,850,592

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2022:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Tax cost of portfolio investments	$105,191,780	$59,584,742	$93,374,833
Gross unrealized appreciation	$733,796	$341,912	$604,338
Gross unrealized depreciation	(3,895,640)	(1,048,606)	(2,883,353)
Net unrealized depreciation on investments	(3,161,844)	(706,694)	(2,279,015)
Accumulated ordinary income	167,479	81,825	313,366
Capital losses carryforwards	—	(1,266,203)	(2,008,271)
Other gains (losses)	(23,552)	(533,788)	856,332
Distributions payable	(149,945)	(74,160)	(280,399)
Accumulated deficit	$(3,167,862)	$(2,499,020)	$(3,397,987)

As of August 31, 2021, the Funds had the following capital loss carryforwards for federal income tax purposes:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Short-term loss carryforwards	$—	$381,586	$1,166,414
Long-term loss carryforwards	—	884,617	841,857
Total	$—	$1,266,203	$2,008,271

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2022, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Purchases of investment securities	$16,158,380	$20,960,645	$34,585,106
Proceeds from sales and maturities of investment securities	$25,474,177	$73,974,934	$40,003,735

During the six months ended February 28, 2022, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

Purchases of U.S. government long-term securities	$—	$5,907,426	$—
Proceeds from sales and maturities of U.S. government securities	$8,661,531	$16,098,508	$—

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

4.	Transactions with Related Parties

Oakhurst Capital Managment, LLC (the “Adviser”) is the investment adviser for the Funds. The Adviser is jointly owned by Lido Advisors, LLC and F/m Acceleration, LLC.

INVESTMENT ADVISORY AGREEMENTS

Under the terms of the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, Oakhurst Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets; Oakhurst Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets and Oakhurst Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until December 29, 2022 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of Oakhurst High Yield Credit Fund. During the six months ended February 28, 2022, the Adviser reduced its advisory fees by $146,117, $61,345, and $73,368 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2022, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $324,000,

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

$115,169, and $160,545 for Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the date stated below:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund

August 31, 2024	$177,883	$53,824	$87,177
February 28, 2025	146,117	61,345	73,368
Total	$324,000	$115,169	$160,545

F/m Investments, LLC, d/b/a Oakhurst Capital Advisors is the sub-adviser to the Trust’s Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.025% of each Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of each Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus.

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance, LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust.

TRUSTEES’ COMPENSATION

Effective January 14, 2022, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $46,000, payable quarterly (except that amount is $47,000 for the Chair of the Committee of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings. Prior to January 14, 2022, each Independent Trustee received

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

from the Trust an annual fee of $34,500, that was payable quarterly (except that the amount was $35,500 for the Chair of the Committee of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings. The annual fee paid to the Independent Trustees shall be increased by $11,500 for each newly established series of the Trust.

Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2022, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership

Oakhurst Fixed Income Fund
Maril & Company (for the benefit of its customers)	57%
National Financial Services, LLC (for the benefit of its customers)	31%

Oakhurst Short Duration Bond Fund
Maril & Company (for the benefit of its customers)	58%

Oakhurst Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	88%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

6.	Bank Line of Credit

Oakhurst Fixed Income Fund has an uncommitted senior secured line of credit up to $6,000,000 with its custodian bank which expires on December 16, 2022. Oakhurst Short Duration Bond Fund has an uncommitted senior secured line of credit up to $5,500,000 with its custodian bank which expires on December 16, 2022. Oakhurst Short Duration High Yield Credit Fund has an uncommitted senior secured line of credit up to $4,500,000 with its custodian bank which expires on December 16, 2022. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of February 28, 2022, the Prime Rate was 3.25%. During the six months ended February 28, 2022, none of the Funds borrowed under their respective lines of credit.

7.	Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of February 28, 2022, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 29.2% and 41.6%, respectively, of the value of their net assets invested in CMOs.

8.	Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated

F/m FUNDS TRUST
Notes to Financial Statements (Continued)

securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2022, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund had 24.7%, 25.7% and 80.6%, respectively, of the value of their net assets invested in Rule 144A securities.

10.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On March 31, 2022, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund paid net investment income dividends of $0.0184, $0.0158, and $0.0389 per share, respectively, to shareholders of record on March 30, 2022.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2021) and held until the end of the period (February 28, 2022).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account	Account		Expenses
	Value	Value	Net	Paid
	September 1,	February 28,	Expense	During
	2021	2022	Ratio(a)	Period(b)
Oakhurst Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$962.20	0.60%	$2.92
Based on Hypothetical 5%
Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$984.90	0.60%	$2.95
Based on Hypothetical 5%
Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Short Duration High Yield Credit Fund
Based on Actual Fund Return	$1,000.00	$987.10	0.95%	$4.68
Based on Hypothetical 5%
Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

F/m FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.fm-funds.com.

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F/m FUNDS TRUST

Investment Adviser

Oakhurst Capital

Management, LLC

1875 Century Park E,

Suite 950,

Los Angeles, CA 90067

Sub-Adviser

F/m Investments, LLC

d/b/a Oakhurst Capital Advisors

3050 K Street, NW,

Suite 201

Washington, D.C. 20007

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, NW

Washington, D.C. 20006

Custodian

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

Board of Trustees

Alexander Morris

Debra L. McGinty-Poteet

E. Keith Wirtz

John R. Hildebrand

Executive Officers

Matthew Swendiman, President

Angela A. Simmons, Treasurer

Linda J. Hoard, Secretary

Dennis Mason, Chief Compliance Officer

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Oakhurst-SAR-22

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	May 6, 2022

By (Signature and Title)*		/s/ Angela A. Simmons

Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	May 6, 2022

* Print the name and title of each signing officer under his or her signature.